Expense Example - FidelityChinaRegionFund-AMCIZPRO - FidelityChinaRegionFund-AMCIZPRO - Fidelity China Region Fund	Dec. 30, 2022 USD ($)
Fidelity Advisor China Region Fund - Class A
Expense Example:
1 year	$ 693
3 years	943
5 years	1,212
10 years	1,978
Fidelity Advisor China Region Fund - Class C
Expense Example:
1 year	299
3 years	615
5 years	1,057
10 years	2,096
Fidelity Advisor China Region Fund - Class M
Expense Example:
1 year	500
3 years	816
5 years	1,155
10 years	2,110
Fidelity Advisor China Region Fund - Class I
Expense Example:
1 year	95
3 years	296
5 years	515
10 years	1,143
Fidelity Advisor China Region Fund - Class Z
Expense Example:
1 year	82
3 years	255
5 years	444
10 years	$ 990